Property and Equipment, Net - Summary of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,062	$ 730
Less: Accumulated depreciation	(377)	(214)
Property and equipment, net	685	516
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	664	289
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	384	427
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 14	$ 14